EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details) - Defined benefit pension plan	Dec. 31, 2020	Dec. 31, 2019
Brazil
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	6.56%	7.16%
North America
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	3.00%	3.00%
North America | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.25%	3.00%
North America | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.50%	3.25%